Revolving Credit Facilities, Bonds Payable and Secured Debt Facilities, and Derivative Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended				1 Months Ended				1 Months Ended									12 Months Ended		12 Months Ended										12 Months Ended				12 Months Ended						12 Months Ended				1 Months Ended					1 Months Ended					12 Months Ended				12 Months Ended
	May 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 03, 2012 Credit Facility	Feb. 03, 2012 Credit Facility First Five Years	Feb. 03, 2012 Credit Facility First Five Years Minimum	Feb. 03, 2012 Credit Facility First Five Years Maximum	Feb. 03, 2012 Credit Facility After Five Years	May 31, 2012 Revolving Credit Facility	Dec. 31, 2012 Interest Rate Swap	Dec. 31, 2011 Interest Rate Swap	Dec. 31, 2012 Interest Rate Swap Minimum	Dec. 31, 2012 Interest Rate Swap Maximum	Dec. 31, 2012 Interest Rate Cap Minimum	Dec. 31, 2012 Interest Rate Cap Maximum	Dec. 31, 2012 Interest Rate Cap Non-Amortizing	Dec. 31, 2012 TL Revolving Credit Facility	Dec. 31, 2011 TL Revolving Credit Facility	Dec. 31, 2012 TL Revolving Credit Facility Minimum	Dec. 31, 2012 TL Revolving Credit Facility Maximum	Dec. 31, 2012 TL Revolving Credit Facility TL	Sep. 24, 2012 TL Revolving Credit Facility TL	Dec. 31, 2011 TL Revolving Credit Facility TL	Dec. 31, 2012 TL Revolving Credit Facility TL Minimum	Dec. 31, 2012 TL Revolving Credit Facility TL Maximum	Sep. 24, 2012 TL Revolving Credit Facility Credit Facility TL	Dec. 31, 2012 TW Revolving Credit Facility	Dec. 31, 2011 TW Revolving Credit Facility	Dec. 31, 2012 TW Revolving Credit Facility TW	Oct. 01, 2012 TW Revolving Credit Facility TW	Dec. 31, 2011 TW Revolving Credit Facility TW	Aug. 05, 2011 TW Revolving Credit Facility TW	Dec. 31, 2012 TAP Funding Revolving Credit Facility	May 31, 2012 TAP Funding Revolving Credit Facility	Dec. 31, 2012 TAP Funding Revolving Credit Facility TW	Dec. 31, 2012 TAP Funding Revolving Credit Facility TW Tap Funding Limited	Dec. 31, 2012 2005-1 Bonds	Dec. 31, 2011 2005-1 Bonds	Dec. 31, 2005 2005-1 Bonds TMCL	Dec. 31, 2005 2005-1 Bonds TMCL Minimum	Dec. 31, 2005 2005-1 Bonds TMCL Maximum	Dec. 31, 2005 2005-1 Bonds One Month LIBOR TMCL	Jun. 30, 2011 2011-1 Bonds	Dec. 31, 2012 2011-1 Bonds	Dec. 31, 2011 2011-1 Bonds	Jun. 30, 2011 2011-1 Bonds Minimum	Jun. 30, 2011 2011-1 Bonds Maximum	Apr. 30, 2012 Bonds Twenty Twelve Dash One	Dec. 31, 2012 Bonds Twenty Twelve Dash One	Dec. 31, 2011 Bonds Twenty Twelve Dash One	Apr. 30, 2012 Bonds Twenty Twelve Dash One Minimum	Apr. 30, 2012 Bonds Twenty Twelve Dash One Maximum	Dec. 31, 2011 TMCL Secured Debt Facility	Dec. 31, 2011 TMCL Secured Debt Facility Minimum	Dec. 31, 2011 TMCL Secured Debt Facility Maximum	Dec. 31, 2012 TMCL Secured Debt Facility TMCL	Dec. 31, 2011 TMCL Secured Debt Facility If total borrowings equals 50% or more of the total commitment	Dec. 31, 2011 TMCL Secured Debt Facility If total borrowings less than 50% of the total commitment	Dec. 31, 2012 TMCL II Secured Debt Facility	Dec. 31, 2012 TMCL II Secured Debt Facility TMCL	Jan. 31, 2013 Subsequent Event Interest Rate Swap Contract One Issuance of Debt	Jan. 31, 2013 Subsequent Event Interest Rate Swap Contract One Non-Amortizing Issuance of Debt	Feb. 28, 2013 Subsequent Event Interest Rate Swap Contract Two Issuance of Debt	Feb. 13, 2013 Subsequent Event Interest Rate Swap Contract Two Issuance of Debt	Feb. 28, 2013 Subsequent Event Interest Rate Swap Contract Two Non-Amortizing Issuance of Debt	Feb. 13, 2013 Subsequent Event Interest Rate Swap Contract Two Non-Amortizing Issuance of Debt	Mar. 15, 2013 Subsequent Event Interest Rate Swap Contract Three Issuance of Debt	Mar. 15, 2013 Subsequent Event Interest Rate Swap Contract Three one-month LIBOR Issuance of Debt	Mar. 15, 2013 Subsequent Event Interest Rate Swap Contract Three Non-Amortizing Issuance of Debt	Mar. 15, 2013 Subsequent Event Interest Rate Cap Issuance of Debt	Mar. 15, 2013 Subsequent Event Interest Rate Cap Non-Amortizing Issuance of Debt	Feb. 28, 2013 Subsequent Event TAP Funding Revolving Credit Facility Interest Rate Swap Contract Two Issuance of Debt	Mar. 15, 2013 Subsequent Event TAP Funding Revolving Credit Facility Interest Rate Cap one-month LIBOR Issuance of Debt
Debt Instrument [Line Items]
Aggregate maximum commitment amount	$ 1,200,000				$ 100,000																		$ 600,000	$ 205,000			$ 50,000				$ 250,000		$ 425,000		$ 120,000																			$ 850,000
Interest payment terms																						The TL Credit Facility provides for payments of interest only during its term beginning on its inception date through September 24, 2017 when all borrowings are due in full.
LIBOR plus interest rate	3.625%						5.50%	6.50%	11.50%	2.625%															1.00%	2.00%							2.75%		3.75%								0.25%											2.75%
Long term debt		2,261,702	1,509,191															352,500	125,000			352,500		125,000				88,940	8,047	88,940		8,047		108,471				124,458	175,726						340,000	380,000				373,333				820,418						874,000
Additional amount available for borrowing		3,353																152,224										0	0
Credit facility financial covenants																		The Company was in compliance with all such covenants at December 31, 2012.
Commitment fee on unused portion	0.75%																			0.30%	0.40%									0.50%				0.625%																								0.75%	1.00%
Agent's fee on the aggregate commitment						0.25%			0.625%																					0.025%
Assets		3,476,080	2,310,204	1,747,207																										105,397							174,127																				1,268,305				1,153,962
Additional amount available for borrowing																																				3,310
Bonds issued																																								580,000				400,000					400,000
Scheduled payment term																																									10 years	15 years					10 years	15 years				10 years	15 years		10 years	15 years
Principal amortization per year																																								51,500				40,000					40,000
Cost of insurance coverage for ultimate payment																																								0.275%
Target final payment date																																								May 15, 2015				Jun. 15, 2021					Apr. 15, 2022
Legal final payment date																																								May 15, 2020				Jun. 15, 2026					Apr. 15, 2027
Fixed interest rate for the outstanding principal																																												4.70%	4.70%	4.70%			4.21%	4.21%	4.21%
Debt conversion date																																																						Jun. 29, 2012
Commitment Fee					500
Fixed interest rate													0.48%	3.96%	3.21%	5.63%																																														0.667%			0.463%				3.202%				1.237%	3.02%
Notional amount		1,060,837															482,180																																														7,341			6,452	40,000			20,000		230,000
Derivative term														through November 2020		through November 2015																																														March 27, 2013 through April 15, 2018.		April 16, 2013 through May 15, 2021	February 15, 2013 through February 15, 2016			March 15, 2013 through June 15, 2013			March 15, 2013 through April 15, 2013
Fair value liability of interest rate swap											$ 10,819	$ 16,110